Stock-Based Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Stock Units, Beginning Balance	0
Number of Restricted Stock Units, Granted—pre-merger, retroactive application of exchange ratio	7,489
Number of Restricted Stock Units, Granted—post-merger	426
Number of Restricted Stock Units, Cancelled	(244)
Number of Restricted Stock Units, Ending Balance	7,671
Weighted Average Grant Date Fair Value, Granted—pre-merger, retroactive application of exchange ratio | $ / shares	$ 4.41
Weighted Average Grant Date Fair Value, Granted—post-merger | $ / shares	12.10
Weighted Average Grant Date Fair Value, Cancelled | $ / shares	4.41
Weighted Average Grant Date Fair Value, Ending Balance | $ / shares	$ 4.98